Background and Summary of Significant Accounting Policies (Details) - AUD ($)		12 Months Ended
	Oct. 07, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jul. 01, 2019
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Tax rate change tax rate, description		A 43.5% refundable tax offset will be available to eligible small companies with an annual aggregate turnover of less than $20 million.
Other income		$ 4,700,000	$ 4,100,000
Refundable tax offset rate, description	Under the amendments, commencing July 1, 2021, the refundable tax offset rate for companies with aggregated turnover below $20 million would become 18.5% above the companies tax rate and the R&D expenditure threshold would be increased from $100 million to $150 million.
Operating loss		12,847,061	15,309,353
operating cash outflow		12,337,274	17,330,069
Cash and cash equivalents		34,806,799
Sale of shares value		17,176,040
Trade and other receivables		$ 4,669,405
Employees,description		The issuance of share-based payments to employees may be subject to shareholder approval per ASX Listing Rule 7.1 which prohibits the issuance of more than 15% of the Group’s shares in a 12 month period without shareholder approval. The measurement date for share-based payments issued to employees is the grant date, being the date at which a shared understanding of the terms and conditions of the arrangement is reached. However, if an issuance to an employee is subject to shareholder approval because it exceeds the 15% threshold per ASX Listing Rule 7.1, then the measurement date of these share-based payments is the date at which the share-based payments are approved by shareholders.
Lease liability percentage					5.20%
Right of use of asset increased		$ 115,971	65,495	31,866
Current lease liability		57,632	27,746	32,879
Non-current lease liability		$ 59,857	$ 37,903	$ 868
Measurement of Lease Liabilities [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Right of use of asset increased					$ 88,477
Current lease liability					77,665
Non-current lease liability					$ 17,073
Minimum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life		3 years
Maximum [Member]
Background and Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful life		20 years